Income Tax	6 Months Ended
Apr. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 18 – INCOME TAX

The Company is subject to profits tax rate at 25% for income generated for its operation in China and net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

The net taxable income (losses) before income taxes and its provision for income taxes comprised of the following:

	Six Months Ended
	April 30, 2023	April 30, 2022
Income (loss) attributed to China	(4,927,475.00)	(5,123,078)
PRC statutory tax rate	25%	25%
Income tax expense at statutory rate	-	-
Reconciliation	20	127,661
Income tax expense/ (benefit)	20	127,661